General information - Summary Breakdown of the Net Cash Proceeds from the Business Combination (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Breakdown Of The Net Cash Proceeds From The Business Combination [Line Items]
Proceeds from issuance of ordinary shares upon Business Combination	€ 310,739	€ 0	€ 0
Proceeds from issuance of ordinary shares to PIPE Investors	331,385	0	0
Purchase of own shares from Monterubello	(455,000)	0	0
Payments of transaction costs related to the Business Combination	(48,475)	€ 0	€ 0
Net cash proceeds from the Business Combination	€ 138,649